Segment Information (Details) - Schedule of Disaggregation of Revenue - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disaggregation of Revenue [Line Items]
Total	$ 9,218,459	$ 7,503,520
Europe [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of revenue	5,626,272	4,336,284
Asia [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of revenue	2,736,289	2,388,511
Americas [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of revenue	855,847	778,725
Others [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of revenue	$ 51